INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets as of December 31, 2025 and 2024, are as follows:

	For the years ended December 31,
	2025	2024
Intellectual property	$4,800,000	$2,000,000
Less: accumulated amortization	(1,903,828)	(728,102)
Intangible assets, net	$2,896,172	$1,271,898

SCHEDULE OF FUTURE AMORTIZATION EXPENSE FROM INTANGIBLE ASSETS

Future amortization expense from intangible assets as of December 31, 2025, were as follows:

For the Year Ended,
December 31,
2026	$1,537,048
2027	932,482
2028	426,642
Thereafter	-
Total remaining amortization expense	$2,896,172